RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
14. RELATED PARTY TRANSACTIONS

Management Compensation

The Company’s related parties include its directors and officers, who are the key management of the Company.  The remuneration of directors and officers during the years presented was as follows:

For the years ended December 31,	2025	2024
	$	$
Wages and salaries	1,913,214	145,049
Consulting fees	1,262,678	43,500
Share-based payments	1,769,518	147,083
MANAGEMENT COMPENSATION	4,945,410	335,632